COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. - COMMITMENTS AND CONTINGENCIES

During Q212-YTD and 2011, the Company operated under several material agreements as listed below:

Lease for office and production facilities -

•

The Company leases its corporate headquarters office space located in Miami Beach, Florida. The Company has negotiated the cancellation of its original lease entered into in December 2007, and continues to operate out of its Miami Beach facility, on a month to month basis at $5,700 per month or $68,400 on an annual basis.

•

In March 2010, the Company entered into a lease for 7,500 square feet in production facilities in Deerfield Beach, Florida and began operations in April 2010. The lease provided for monthly rent of $3,437 in the first year with and increasing scale for years 2 - 5. The lease expires in 5 years and provides for a 5 year renewal option. The Company relocated to larger facilities in October 2011 and is currently in negotiation to terminate the lease.

•

In December 2010, the Company entered into a lease for 570 square feet in sales facilities in Ashville, North Carolina. The lease provides for monthly rent of $1,600 in the first year with a small increase in the second year. The lease expires in 2 years and provides for a 2 year renewal option.

•

In October 2011, the Company entered into a lease for 13,137 square feet of warehouse and production space in Pompano Beach, FL. The lease provides for monthly rent of $6,350 and expires in October 2012.

The Company is committed to lease payments over the next five years are as follows:

	2012	2013	2014	2015	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$-	$-	$-	$-	$-	$-
Deerfield Beach, FL (Production)	22,308	45,657	47,483	20,107	-	135,555
Pompano, FL (Production)	20,193					20,193
Ashville, NC (Sales)	9,900					9,900
	$52,401	$45,657	$47,483	$20,107	$-	$165,648

Pending and threatened litigation -

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Divine Skin, Inc. has received several pending and threatened litigations from various suppliers typically over non-payment for goods or services. Such vendor disputes are typical in the normal course of business. Divine Skin had vigorously disputed those claims on the grounds of the substandard materials or services provided. In 2011, we received 2 supplier claims for certain packaging materials that we are disputing and filing counter claims. We established an accrual for these claims and the structured payouts representing our estimate of the amount due of $134,264 and $143,052 at June 30, 2012 and December 31, 2011, respectively.

Purchase commitments -

In order to secure an adequate supply of raw materials, the Company executes purchase orders to its suppliers as evidence of its intent to purchase materials. Purchase orders outstanding at June 30, 2012 totaled $722,951.

NOTE 8. - COMMITMENTS AND CONTINGENCIES

During 2011 and 2010, the Company operated under several material agreements as listed below:

Lease for office facilities -

•

The Company leases its corporate headquarters office space located in Miami Beach, Florida. The Company has negotiated the cancellation of its original lease entered into in December 2007, and continues to operate out of its Miami Beach facility, on a month to month basis at $5,700 per month or $68,400 on an annual basis.

•

In March 2009, the Company leased a 3,500 square foot facility in Pompano Beach, Florida as its production facility to assemble small production runs of its products. The lease provides for monthly rent of $2,600 and expired in March 2011.

•

In March 2010, the Company entered into a lease for 7,500 square feet in production facilities in Deerfield Beach, Florida. The new facility replaced its Pompano Beach production facilities and began operations in April 2010. The lease provides for monthly rent of $3,437 in the first year with and increasing scale for years 2 - 5. The lease matures in 5 years and provides for a 5 year renewal option. The Company relocated to larger facilities in October 2011 and is currently in negotiation to terminate the lease.

•

In December 2010, the Company entered into a lease for 570 square feet in sales facilities in Ashville, North Carolina. The lease provides for monthly rent of $1,600 in the first year with a small increase in the second year. The lease matures in 2 years and provides for a 2 year renewal option.

•	In October 2011, the Company entered into a lease for 13,137 square feet of warehouse and production space in Pompano Beach, FL. The lease provides for monthly rent of $6,350 and matures in 12 months.

The Company is committed to lease payments over the next five years are as follows:

	2012	2013	2014	2015	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$-	$-	$-	$-	$-	$-
Pompano Beach, FL (Production)	-	-	-	-	-	-
Deerfield Beach, FL (Production)	43,901	45,657	47,483	20,107	-	157,148
Pompano Beach, FL (Production)	60,579	-	-	-	-	60,579
Ashville, NC (Sales)	19,800	-	-	-	-	19,800
	$124,280	$45,657	$47,483	$20,107	$-	$237,527

Pending and threatened litigation -

•

Divine Skin, Inc. has received several pending and threatened litigations from various suppliers typically over non-payment for goods or services. Such vendor disputes are typical in the normal course of business. Divine Skin had vigorously disputed those claims on the grounds of the substandard materials or services provided. All claims received in 2010 and prior periods have been resolved primarily through negotiated settlements resulting in a reduction of the claim and repayment through a structured payout. In 2011, we received 2 additional supplier claims for certain packaging materials that we are disputing and filing counter claims. We established an accrual for these claims and the structured payouts representing our estimate of the amount due of $143,052 and $229,042 at December 31, 2011 and 2010, respectively.

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Divine Skin Inc. has been named in a lawsuit brought by a former employee of 301 Model, an entity also related to Divine Skin, Inc. through common ownership. Divine Skin was named because it originally hired the employee rather than 301 Model as the latter was not yet an established entity. Our management is vigorously defending our position that the employee was terminated after two weeks for cause and that the employee subsequently violated their non-compete agreement. Accordingly, we do not anticipate that any material assessment or settlement will result from the lawsuit.

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On June 13, 2011, the Company filed an action in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for the rescission of an investor relations and consulting agreement entered into on or about October 15, 2010 whereby the Company paid a third party approximately $20,000 and 230,000 shares of restricted common stock in consideration of investor relations and consulting services. The Company has demanded return of the 230,000 shares of restricted stock and recovery of costs and other damages. The third party has counterclaimed and the matters are currently pending. The Company is vigorously defending the counter claim.

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On June 13, 2011, the Company filed an action in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for the rescission of an agreement entered into on or about May 18, 2010 whereby the Company paid a third party approximately $500 and 200,000 shares of restricted common stock in consideration of consulting services. The Company has demanded return of the 200,000 shares of restricted stock and recovery of costs and other damages. These shares were recorded as an unpaid subscription pending meeting certain performance criteria stipulated in the agreement. In November 2011, our claim was dismissed for lack of jurisdiction. The Company has refiled its claim in New York.